RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of related party transactions
a)	Related Parties

Name of related parties	Relationship
Peter Luo	Chairman, Chief Executive Officer and a principal shareholder of the Company
Certain senior management personnel	Management and ordinary shareholders of the Company
WuXi AppTec Co., Ltd. (“WuXi AppTec Group”)	A principal shareholder of the Company
WuXi Biologics (Cayman) Inc.	Controlled by the ultimate controlling party of a principal shareholder of the Company

b)	The Group had the following related party balances as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	US$	US$
WuXi AppTec Group	118,594	5,304
WuXi Biologics (Cayman) Inc.	102,416	—
Certain senior management personnel.	1,017	3,005
Total amounts due from related parties	222,027	8,309

As of December 31, 2023 and 2024, the amounts due from related parties mainly represented prepayments made for the CRO and CMO services.

	As of December 31,
	2023	2024
	US$	US$
WuXi Biologics (Cayman) Inc.	16,371,593	12,598,836
WuXi AppTec Group	341,716	589,130
Certain senior management personnel.	1,017	—
Total amounts due to related parties	16,714,326	13,187,966

As of December 31, 2023 and 2024, the amounts due to related parties mainly represented payables for the CRO and CMO services.

c)	The Group had the following related party transactions during the years ended December 31, 2022, 2023 and 2024:

	For the years ended
	December 31,
	2022	2023	2024
	US$	US$	US$
Receipt of CRO and CMO services:
WuXi Biologics (Cayman) Inc.	27,764,750	1,868,815	1,464,959
WuXi AppTec Group	7,362,713	787,602	466,432
Certain senior management personnel.	—	4,087	12,132
	35,127,463	2,660,504	1,943,523